Other current liabilities	12 Months Ended
Dec. 31, 2025
Other current liabilities
Other current liabilities

Note 26.Other current liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Customer contract liability, current	1,600	83
Stamp duty liability	5,659	1,376
Other tax payable	1,191	200
Stock-based compensation liability, current	1,538	—
Total other current liabilities	9,988	1,659